General and Administrative Expenses	12 Months Ended
Dec. 31, 2019
General and administrative expenses [Abstract]
Disclosure of general and administrative expense [text block]

General and administrative expenses

in € m.	2019	2018	2017
General and administrative expenses:
IT costs	4,814	3,822	3,816
Occupancy, furniture and equipment expenses	1,720	1,723	1,849
Regulatory, tax & insurance[1]	1,413	1,545	1,489
Professional service fees	1,324	1,530	1,750
Banking and transaction charges	786	753	744
Communication and data services	619	636	686
Travel expenses[2]	256	288	334
Marketing expenses[2]	251	299	329
Other expenses[2,3]	1,071	690	975
Total general and administrative expenses	12,253	11,286	11,973

[1]Includes bank levy of € 622 million in 2019, € 690 million in 2018 and € 596 million in 2017.

[2]Prior year numbers have been restated to reflect the shift of representation expenses from travel expenses to marketing and other expenses.

[3]Includes litigation related expenses of € 473 million in 2019, € 88 million in 2018 and € 213 million in 2017. See Note 27 "Provisions", for more detail on litigation.